Average Annual Total Returns - Beacon Dynamic Allocation Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
S&P 500/40% Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	13.70%	8.47%	9.78%
Beacon Dynamic Allocation Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent	[3]	4.62%	4.94%	5.85%
Performance Inception Date		Nov. 30, 2011
Beacon Dynamic Allocation Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent	[4]	9.07%	5.17%	5.56%
Performance Inception Date		Mar. 12, 2010
Beacon Dynamic Allocation Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent	[5]	10.20%	6.23%	6.63%
Performance Inception Date		Oct. 19, 2009
Beacon Dynamic Allocation Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.37%	3.74%	5.01%
Beacon Dynamic Allocation Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.71%	3.94%	4.76%

[1]	The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. Investors cannot directly invest in an index.
[2]	S&P 500/40% Bloomberg U.S. Aggregate Bond Index is a custom benchmark consisting of the summed returns of 60% of the S&P 500 Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond Index on a monthly basis. Index returns are calculated with dividends reinvested. This custom benchmark is often used for comparison purposes as it represents a “balanced” portfolio of equities and fixed income.
[3]	Class A shares of the Predecessor Fund commenced operations on November 30, 2011.
[4]	Class C shares of the Predecessor Fund commenced operations on March 12, 2010.
[5]	Class I shares of the Predecessor Fund commenced operations on October 19, 2009.